1933 Act File No.	333-134468
1940 Act File No.	811-21904

Form N-1A

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No.	23

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	23

FEDERATED MDT SERIES

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant’s Telephone Number, including Area Code)

John W. McGonigle, Esquire

Federated Investors Tower

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

immediately upon filing pursuant to paragraph (b)
X	on	June 29, 2016	pursuant to paragraph (b)
60 days after filing pursuant to paragraph (a)(1)
	on		pursuant to paragraph (a)(1)
75 days after filing pursuant to paragraph (a)(2)
	on		pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

X	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This amendment to the Registration Statement hereby incorporates by reference, pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 22 Filed on April 13, 2016 in their entirety.

Item 28. Exhibits

(a)
1	Conformed copy of Declaration of Trust of the Registrant;	(1)
2	Conformed copy of Amendment No. 1 of the Declaration of Trust;	(5)
3	Conformed copy of Amendment No. 2 of the Declaration of Trust;	(6)
4	Conformed copy of Amendment No. 3 of the Declaration of Trust;	(8)
5	Conformed copy of Amendment Nos. 4, 5 and 6 to the Declaration of Trust;	(11)
6	Conformed copy of Amendment No. 7 to the Declaration of Trust;	(12)
7	Conformed copy of Amendment No. 8 to the Declaration of Trust;	+

(b)
1	Copy of Bylaws	(1)
2	Copy of Amendment #1 to the Bylaws dated June 1, 2013	(17)

(c)	As of September 1, 1997, Federated Securities Corp. stopped issuing share certificates.

(d)
1	Form of Investment Advisory Contract of the Registrant;	(2)
2	Conformed copy of Investment Advisory Contract Letter Agreement	(4)
3	Conformed copy of Investment Advisory Contract on behalf of the Registrant which includes Exhibits A through H;	(5)
4	Conformed copy of Subadvisory Agreement for Federated MDT Balanced Fund which includes Exhibit A;	(9)
5	Conformed copy of Exhibit I to the Investment Advisory Contract;	(8)

(e)
1	Conformed copy of Distributor’s Contract of the Registrant;	(3)
2	Conformed copy of Distributor’s Contract of the Registrant with Exhibits A through D;	(5)
3	Conformed copy of Distributor’s Contract for Class B Shares of the Registrant;	(5)
4	Conformed copy of Exhibits E through H of the Distributor’s Contract;	(8)
5	Conformed copy of Amendment 1 to Exhibit B of the Registrant’s Distributor’s Contract;	(8)
6	Conformed copy of Exhibit__ to the Distributor’s Contract of the Registrant; To Be Filed By Amendment;

(f)	Not applicable

(g)
1	Conformed copy of Custodian Agreement of the Registrant;	(3)
2	Conformed copy of Custodian Schedule;	(3)
3	Conformed copy of Custodian Schedule;	(5)
4	Conformed copy of Custodian Agreement Exhibit 1 (revised as of 6/22/07);	(6)
5	Conformed copy of Amendment 4 and 5 to Custodian Agreement;	(12)

(h)
1	The Registrant hereby incorporates by reference the conformed copy of the Agreement for Administrative Services, with Exhibit 1 and Amendments 1 and 2 attached, between Federated Administrative Services and the Registrant from Item 23(h)(iv) of the Federated Total Return Series, Inc. Registration Statement on Form N-1A, filed with the Commission on November 29, 2004. (File Nos. 33-50773 and 811-7115);
2	Conformed copy of Agreement for Administrative Services between Registrant and Federated Administrative Services with Exhibit 1 and Amendments 1 through 4 attached;	(5)
3	The Registrant hereby incorporates the conformed copy of Transfer Agency and Service Agreement between the Federated Funds and State Street Bank and Trust Company from Item 23(h)(viii)of the Federated Total Return Government Bond Fund Registration Statement on Form N-1A, filed with the Commission on April 28, 2006 (File Nos. 33-60411 and 811-07309);
4	Conformed copy of Transfer Agency and Service Agreement between Registrant and State Street Bank and Trust Company including First Amendment and Schedule A;	(5)
5	The Registrant hereby incorporates by reference the conformed copy of Amendment No. 3 to the Agreement for Administrative Services between Federated Administrative Services Company and the Registrant dated June 1, 2005, from Item 23 (h) (ii) of the Cash Trust Series, Inc. Registration Statement on Form N-1A, filed with the Commission on July 27, 2005. (File Nos. 33-29838 and 811-5843);
6	Conformed copy of Financial Administration and Accounting Services Agreement between Registrant and State Street Bank and Trust Company;	(5)
7	Conformed copy of Amended and Restated Services Agreement between Registrant and Federated Shareholder Services Company;	(5)
8	Conformed copy of Principal Shareholder Services Agreement between Registrant and Federated Securities Corp.;	(5)
9	Conformed copy of Shareholder Services Agreement between Registrant and Federated Shareholder Services Company;	(5)
10	Copy of revised Exhibit 1 to the Agreement for Administrative Services;	(8)
11	Copy of revised Exhibit A to the Financial Administration and Accounting Services Agreement;	(8)
12	Copy of the revised Schedule A to the Transfer Agency and Service Agreement between the Registrant and State Street Bank and Trust Company;	(8)
13	Copy of Amendment to Transfer Agency and Service Agreement between State Street Bank and the Registrant with revised Schedule A;	(10)
14	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2011;
15	Conformed copy of Amended and Restated Agreement for Administrative Services dated September 1, 2012	(13)
16	Conformed copy of Financial Administration and Accounting Services Agreement dated March 1, 2015;	(16)

(i)	Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered	(3)

(j)
1	Conformed copy of Consent of Independent Registered Public Accounting Firm	(17)

(k)	Not Applicable

(l)	Conformed copy of Initial Capital Understanding	(3)

(m)
1	Conformed copy of Distribution Plan of the Registrant;	(3)
2	Conformed copy of Distribution Plan with Exhibits A through D attached;	(5)
3	Conformed copy of Distribution Plan of the Registrant for Class B Shares;	(5)
4	Conformed copy of Exhibits D, E and F of the Distribution Plan of the Registrant;	(8)
5	Conformed copy of Amendment 1 to Exhibit A to the Distribution Plan of the Registrant;	(8)

(n)
1	The Registrant hereby incorporates the Copy of the Multiple Class Plan and attached Exhibits from Item (n) of the Federated Short-Term Municipal Trust Registration Statement on Form N-1A, filed with the Commission on August 28, 2006. (File Nos. 2-72277 and 811-3181);
2	Copy of the Multiple Class Plan and attached Exhibits of the Registrant;	(5)
3	Copy of Class A Shares, Class B Shares and Class C Shares Exhibits to the Multiple Class Plan	(6)
4	Copy of Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares Exhibits to the Multiple Class Plan;	(8)
5	Copy of Class K Shares Exhibit to the Multiple Class Plan;	(9)
6	Copy of Institutional Shares Exhibit to the Multiple Class Plan;	(10)
7	Copy of Class A Shares, Class B Shares, Class C Shares, Class K Shares and Institutional Shares Exhibits to the Multiple Class Plan;	(11)
8	Copy of Class R Shares Exhibits to the Multiple Class Plan;	(12)
9	Copy of Class B Shares Exhibit to the Multiple Class Plan;	(13)
10	Copy of Class A Shares, Class B Shares, Class C Shares and Intuitional Shares Exhibit to the Multiple Class Plan;	(16)
11	Copy of Class R6 Shares of the Multiple Class Plan; To Be Filed By Amendment;

(o)
1	Conformed copy of Power of Attorney of Registrant;	(2)
2	Conformed copy of Unanimous Consent of Trustees to appoint a President and Treasurer;	(1)
3	Conformed copy of Unanimous Consent of Trustees to appoint a Secretary and Assistant Secretary;	(1)
4	Conformed copy of Power of Attorney of Registrant;	(5)
5	Conformed copy of Power of Attorney of Registrant;	(8)
6	Conformed copy of Power of Attorney of Registrant;	(10)
7	Conformed copy of Power of Attorney of Registrant;	(14)
8	Conformed copy of Power of Attorney of John T. Collins	(15)
9	Conformed copy of Power of Attorney of P. Jerome Richey	(15)
10	Conformed copy of Power of Attorney of G. Thomas Hough	(16)
11	Conformed copy of Power of Attorney of John B. Fisher	+

(p)
1	The Registrant hereby incorporates the conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 1/1/2005, from Item 23(p) of the Money Market Obligations Trust Registration Statement on Form N-1A, filed with the Commission on February 25, 2005. (File Nos. 33-31602 and 811-5950).
2	Conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 10/01/2008	(10)
3	Conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 9/1/2010	(11)
4	Conformed copy of the Federated Investors, Inc. Code of Ethics for Access Persons, effective 9/30/2012	(14)

+	Exhibit is being filed electronically with registration statement; indicate by footnote

ALL RESPONSES ARE INCORPORATED BY REFERENCE TO A POST-EFFECTIVE AMENDMENT (PEA) OF THE REGISTRANT FILED ON FORM N-1A (FILE NOS. 333-134468 and 811-21904)
1	Initial Registration Statement filed May 25, 2006.
2	Pre-effective Amendment No. 1 filed July 27, 2006.
3	Pre-effective Amendment No. 2 filed August 8, 2006.
4	PEA No. 1 filed November 29, 2006
5	PEA No. 3 filed March 28, 2007
6	PEA No. 4 filed September 28, 2007
7	PEA No. 5 filed December 17, 2007
8	PEA No. 7 filed February 22, 2008
9	PEA No. 8 filed September 29, 2008
10	PEA No. 9 filed September 28, 2009
11	PEA No. 10 filed November 5, 2010
12	PEA No. 12 filed September 27, 2011
13	PEA No. 14 filed September 26, 2012
14	PEA No. 16 filed September 26, 2013
15	PEA No. 18 filed September 25, 2014
16	PEA No. 20 filed September 25, 2015
17	PEA No. 22 filed April 13, 2016

Item 29 Persons Controlled by or Under Common Control with the Fund:
None

Item 30 Indemnification
(1) Indemnification is provided to Officers and Trustees of the Registrant pursuant to Section 1 of Article IX of Registrant's Declaration of Trust. The Investment Advisory Contract provides that, in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of the obligations or duties under the Investment Advisory Contract on the part of Adviser, Adviser shall not be liable to the Registrant or to any shareholder for any act or omission in the course of or connected in any way with rendering services or for any losses that may be sustained in the purchase, holding, or sale of any security. Registrant's Trustees and Officers are covered by an Investment Trust Errors and Omissions Policy.
(2) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by Trustees, Officers, or controlling persons of the Registrant in connection with the successful defense of any act, suit, or proceeding) is asserted by such Trustees, Officers, or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.
(3) Insofar as indemnification for liabilities may be permitted pursuant to Section 17 of the Investment Company Act of 1940 for Trustees, Officers, and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware of the position of the Securities and Exchange Commission as set forth in Investment Company Act Release No. IC-11330. Therefore, the Registrant undertakes that in addition to complying with the applicable provisions of the Declaration of Trust or otherwise, in the absence of a final decision on the merits by a court or other body before which the proceeding was brought, that an indemnification payment will not be made unless in the absence of such a decision, a reasonable determination based upon factual review has been made (i) by a majority vote of a quorum of non-party Trustees who are not interested persons of the Registrant or (ii) by independent legal counsel in a written opinion that the indemnitee was not liable for an act of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. The Registrant further undertakes that advancement of expenses incurred in the defense of a proceeding (upon undertaking for repayment unless it is ultimately determined that indemnification is appropriate) against an Officer, Trustee, or controlling person of the Registrant will not be made absent the fulfillment of at least one of the following conditions: (i) the indemnitee provides security for his undertaking; (ii) the Registrant is insured against losses arising by reason of any lawful advances; or (iii) a majority of a quorum of disinterested non-party Trustees or independent legal counsel in a written opinion makes a factual determination that there is reason to believe the indemnitee will be entitled to indemnification.
Item 31 Business and Other Connections of Investment Adviser: MDTA LLC
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and three of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, and John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779. The business address of Gordon Ceresino is 125 High Street, Oliver Tower, 21st Floor, Boston, MA 02110. The business address of the remaining Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779. These remaining officers are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
Vice Chairman	Gordon Ceresino
President/ Chief Executive Officer:	John B. Fisher
Senior Vice President:	Edward Foss Anne Kruczek Daniel J. Mahr
Vice Presidents:	John C. Duane Brian M. Greenberg Frederick L. Konopka John P. Lewicke Keith Michaud John F. Sherman Sarah A. Stahl
Assistant Vice Presidents:	Thomas. T. Beals Michael Bertani Kelly Patel Shuo D. Zhang
Secretary:	George F. Magera
Assistant Secretary	Edward C. Bartley
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer	Stephen Van Meter

Item 31 Business and Other Connections of Investment Adviser: Federated Investment Management Company
For a description of the other business of the Investment Adviser, see the section entitled “Who Manages the Fund?” in Part A. The affiliations with the Registrant of one of the Trustees and two of the Officers of the Investment Adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the Investment Adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779, John B. Fisher, (Vice Chairman, Federated Investors, Inc.) 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Morris James LLP, 500 Delaware Avenue, Suite 1500, Wilmington, DE 19801-1494. The business address of each of the Officers of the Investment Adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the Investment Advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.
The Officers of the Investment Adviser are:
Chairman	J. Christopher Donahue
President/ Chief Executive Officer:	John B. Fisher
Executive Vice Presidents:	Deborah A. Cunningham Robert J. Ostrowski
Senior Vice Presidents:

Todd Abraham

J. Scott Albrecht

Randall S. Bauer

Jonathan C. Conley

Mark E. Durbiano

Donald T. Ellenberger

Eamonn G. Folan

Richard J. Gallo

John T. Gentry

Susan R. Hill

William R. Jamison

Jeffrey A. Kozemchak

Anne H. Kruczek

Marian R. Marinack

Mary Jo Ochson

Jeffrey A. Petro

Ihab Salib

Michael W. Sirianni, Jr.

Paige Wilhelm

Vice Presidents:

G. Andrew Bonnewell

Hanan Callas

Jerome Conner

James R. Crea, Jr.

Lee R. Cunningham, II

Ruggero de’ Rossi

B. Anthony Delserone, Jr.

Jason DeVito

Bryan Dingle

William Ehling

Ann Ferentino

Kathryn P. Glass

James L. Grant

Patricia L. Heagy

Nathan H. Kehm

John C. Kerber

J. Andrew Kirschler

Allen J. Knizner, Jr.

Tracey Lusk

Karen Manna

Christopher McGinley

Keith E. Michaud

Karl Mocharko

Joseph A. Mycka

Joseph M. Natoli

Gene Neavin

Bob Nolte

Liam O’Connell

Mary Kay Pavuk

John Polinski

Rae Ann Rice

Brian Ruffner

Thomas Scherr

John Sidawi

Kyle Stewart

Mary Ellen Tesla

Timothy G. Trebilcock

Nicholas S. Tripodes

Anthony Venturino

Stephen J. Wagner

Mark Weiss

George B. Wright

Christopher Wu

Assistant Vice Presidents:	John Badeer Christopher Bodamer David Catalane Leslie Ciferno Gregory V. Czamara Timothy Gannon Daniel J. Mastalski Robert J. Matthews Nick Navari John Scullion Patrick J. Strollo III James Thompson
Secretary:	G. Andrew Bonnewell
Treasurer:	Thomas R. Donahue
Assistant Treasurers:	Jeremy D. Boughton Richard A. Novak
Chief Compliance Officer:	Stephen Van Meter

Item 32 Principal Underwriters:
(a)	Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:
Cash Trust Series, Inc.
Federated Adjustable Rate Securities Fund
Federated Core Trust
Federated Core Trust II, L.P.
Federated Core Trust III
Federated Equity Funds
Federated Equity Income Fund, Inc.
Federated Fixed Income Securities, Inc.
Federated Global Allocation Fund
Federated Government Income Securities, Inc.
Federated Government Income Trust
Federated High Income Bond Fund, Inc.
Federated High Yield Trust
Federated Income Securities Trust
Federated Index Trust
Federated Institutional Trust
Federated Insurance Series
Federated International Series, Inc.
Federated Investment Series Funds, Inc.
Federated Managed Pool Series
Federated MDT Series
Federated MDT Stock Trust
Federated Municipal Securities Fund, Inc.
Federated Municipal Securities Income Trust
Federated Premier Intermediate Municipal Income Fund
Federated Premier Municipal Income Fund
Federated Short-Intermediate Duration Municipal Trust
Federated Total Return Government Bond Fund
Federated Total Return Series, Inc.
Federated U.S. Government Securities Fund: 1-3 Years
Federated U.S. Government Securities Fund: 2-5 Years
Federated World Investment Series, Inc.
Intermediate Municipal Trust
Edward Jones Money Market Fund
Money Market Obligations Trust

(b)
(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Chairman:	Richard B. Fisher
Executive Vice President, Assistant Secretary and Director:	Thomas R. Donahue
President and Director:	Paul A. Uhlman
Vice President and Director:	Peter J. Germain
Director:	Frank C. Senchak

(1) Positions and Offices with Distributor	(2) Name	(3) Positions and Offices With Registrant
Executive Vice Presidents:	Michael Bappert Peter W. Eisenbrandt Solon A. Person, IV Colin B. Starks
Senior Vice Presidents:

Irving Anderson

Jack Bohnet

Bryan Burke

Scott J. Charlton

Steven R. Cohen

Charles L. Davis

Michael T. diMarsico

Jack C. Ebenreiter

Theodore Fadool, Jr.

James Getz

Dayna C. Haferkamp

Vincent L. Harper, Jr.

Bruce E. Hastings

James M. Heaton

Donald Jacobson

Harry J. Kennedy

Michael Koenig

Edwin C. Koontz, IV

Anne H. Kruczek

Jane E. Lambesis

Michael Liss

Diane Marzula

Amy Michaliszyn

Richard C. Mihm

Vincent T. Morrow

Alec H. Neilly

Becky Nelson

Keith Nixon

Stephen C. Otto

Brian S. Ronayne

Tom Schinabeck

John Staley

Robert F. Tousignant

Jerome R. Tuskan

William C. Tustin

Michael Wolff

Erik J. Zettlemayer

Paul Zuber

Vice Presidents:

Catherine M. Applegate

Robert W. Bauman

Marc Benacci

Christopher D. Berg

Dan Berry

Bill Boarts

Matthew A. Boyle

Edward R. Bozek

Edwin J. Brooks, III

Thomas R. Brown

Mark Carroll

Dan Casey

Steven R. Cohen

James Conely

Stephen J. Costlow

Mary Ellen Coyne

Kevin J. Crenny

Stephen P. Cronin

David G. Dankmyer

Donald Edwards

Timothy Franklin

Peter Germain

David D. Gregoire

Scott Gundersen

Michael L. Guzzi

Raymond J. Hanley

Louis R. Hery, Jr.

Scott A. Holick

Robert Hurbanek

Jeffrey S. Jones

Ryan W. Jones

Todd Jones

Scott D. Kavanagh

Patrick Kelly

Nicholas R. Kemerer

Shawn E. Knudson

Ed Koontz

Crystal C. Kwok

Jerry L. Landrum

Hans W. Lange, Jr.

Joseph R. Lantz

David M. Larrick

John P. Lieker

Jonathan Lipinski

Paul J. Magan

Margaret M. Magrish

Michael R. Manning

Meghan McAndrew

Martin J. McCaffrey

Brian McInis

Kyle Morgan

John C. Mosko

Doris T. Muller

Ted Noethling

John A. O’Neill

James E. Ostrowski

Stephen Otto

Mark Patsy

Rich Paulson

Stephen Pedicini

Marcus Persichetti

Chris Prado

Sean Quirk

Josh Rasmussen

Richard A. Recker

Diane M. Robinson

Timothy A. Rosewicz

Matt Ryan

Eduardo G. Sanchez

Peter Siconolfi

Biran J. Sliney

Justin Slomkowski

Bradley Smith

Edward L. Smith

John R. Stanley

Mark Strubel

Jonathen Sullivan

Christie Teachman

Thomas E. Territ

Cynthia M. Tomczak

Michael Vahl

David Wasik

G. Walter Whalen

Stephen White

Lewis Williams

Theodore Williams

Littell L. Wilson

Edward J. Wojnarowski

Daniel Wroble

Assistant Vice Presidents:

Debbie Adams-Marshall

Kenneth C. Baber

Raisa E. Barkaloff

Chris Jackson

Jaimie A. Kosanovich

Stephen R. Massey

Carol McEvoy McCool

John K. Murray

Melissa R. Ryan

Carol Anne Sheppard

Laura Vickerman

James Wagner

Secretary:	Kary A. Moore
Assistant Secretary	Edward C. Bartley
Thomas R. Donahue
George F. Magera
Treasurer:	Richard A. Novak
Assistant Treasurer:	Jeremy D. Boughton
Chief Compliance Officer:	Stephen Van Meter

(c)	Not Applicable

Item 33 Location of Accounts and Records:
All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant	Federated Investors Funds 4000 Ericsson Drive Warrendale, PA 15086-7561 (Notices should be sent to the Agent for Service at above address)
Federated Administrative Services (“Administrator”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
Federated MDTA LLC (“Adviser”)	125 High Street Oliver Street Tower, 21st Floor Boston, MA 02110
Federated Investment Management Company (“Sub-Adviser for Federated MDT Balanced Fund”)	Federated Investors Tower 1001 Liberty Avenue Pittsburgh, PA 15222-3779
State Street Bank and Trust Company (“Transfer Agent, Dividend Disbursing Agent” and “Custodian”)	P.O. Box 8600 Boston, MA 02266-8600

Item 34 Management Services: Not applicable.

Item 35 Undertakings:
Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Federated MDT Series, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 23rd day of June 2016.

FEDERATED MDT SERIES
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary
Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME	TITLE	DATE
BY: /s/ Edward C. Bartley Edward C. Bartley, Assistant Secretary	Attorney In Fact For the Persons Listed Below	June 23, 2016
J. Christopher Donahue *	President and Trustee (Principal Executive Officer)
John B. Fisher*	Trustee
Lori A. Hensler*	Treasurer (Principal Financial Officer)
John T. Collins*	Trustee
G. Thomas Hough*	Trustee
Maureen E. Lally-Green*	Trustee
Peter E. Madden*	Trustee
Charles F. Mansfield, Jr.*	Trustee
Thomas O’Neill*	Trustee
P. Jerome Richey*	Trustee
John S. Walsh*	Trustee
*By Power of Attorney